ASSET DECOMMISSION OBLIGATION - Constitution of the Liability for Low and Medium Rejects Activity and Nuclear Fuel Used (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
ASSET DECOMMISSION OBLIGATION
Estimated cost for transportation and final disposal of low and medium activity operational waste	R$ 54,555
Estimated cost for initial storage of nuclear fuel elements used and respective system for moving fuel elements of the plant to facility	R$ 610,127